Other assets	3 Months Ended	12 Months Ended
	Jul. 31, 2012	Apr. 30, 2012
Other assets
5.	Other assets:

	July 31, 2012	April 30, 2012
Current:
Aircraft operating lease funded residual value guarantees	$10,207	$7,004
Foreign currency embedded derivatives and forward contracts (note 11)	5,341	6,524
Deferred financing costs	8,225	7,880
Mobilization costs	4,961	4,780
Prepaid aircraft rentals	4,507	4,958
Residual value guarantee	2,109	2,049

	$35,350	$33,195

Non-current:
Aircraft operating lease funded residual value guarantees	$196,759	$190,147
Deferred financing costs	48,389	50,698
Prepaid aircraft rentals	14,057	13,730
Mobilization costs	14,322	13,789
Residual value guarantee	11,310	11,632
Foreign currency embedded derivatives and forward contracts (note 11)	1,014	1,695
Accrued pension asset	26,632	19,449
Pension guarantee assets	4,733	4,974
Aircraft deposits	68,771	44,557
Security deposits	6,020	10,027
Other assets	2,799	2,405

	$394,806	$363,103

13.	Other assets:

	2012	2011

Current:

Aircraft operating lease funded residual value guarantees (a)	$7,004	$9,232
Foreign currency embedded derivatives and forward contracts	6,524	9,389
Deferred financing costs	7,880	6,857
Mobilization costs	4,780	5,339
Prepaid aircraft rentals	4,958	3,870
Residual value guarantee	2,049	1,547

	$33,195	$36,234

Non-current:

Aircraft operating lease funded residual value guarantees (a)	$190,147	$164,339
Deferred financing costs	50,698	52,176
Prepaid aircraft rentals	13,730	15,563
Mobilization costs	13,789	10,328
Residual value guarantee	11,632	9,358
Foreign currency embedded derivatives and forward contracts	1,695	8,765
Accrued pension asset (note 20)	19,449	15,326
Pension guarantee assets (note 20)	4,974	5,406
Aircraft deposits	44,557	37,268
Security deposits	10,027	512
Other assets	2,405	12

	$363,103	$319,053

(a)	Aircraft operating lease funded residual value guarantees:

The aircraft operating lease funded residual value guarantees includes amounts due from lessors on the financing of 112 aircraft under operating leases as at April 30, 2012 (2011 – 128 aircraft). Such guarantees bear interest at 0% to 10% (2011 – 0% to 10%) with principal and accrued interest due at maturity. These guarantees mature between fiscal 2013 and 2022. The Company believes that the aircraft will realize a value upon sale at the end of the lease terms sufficient to recover the carrying value of these guarantees, including accrued interest. In the event that aircraft values decline such that the Company does not believe funded residual value guarantees are recoverable, an impairment is recorded. During the year ended April 30, 2012, the Company recognized $7.4 million of interest income on these guarantees (2011 - $6.9 million, 2010 – $5.6 million) and $0.3 million of impairment recovery (2011 – $1.9 million, 2010 – $3.7 million of impairment losses).